Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment, net, consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Machinery and electronic equipment	180,264	197,777
Transportation vehicles	3,897	5,654
Office and other equipment	15,510	20,614
Leasehold improvements	43,440	44,747
Construction in progress	332	7,938
Property and equipment	243,443	276,730
Less: accumulated depreciation	(103,836)	(148,653)
Less: impairment provision	—	(7,292)
Property and equipment, net	139,607	120,785
Depreciation on property and equipment was allocated as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	1,401	1,022	544
Selling, general and administrative expenses	26,834	31,931	29,914
Research and development expenses	15,038	17,574	23,501
Total depreciation	43,273	50,527	53,959
In the year ended December 31, 2023, an impairment loss of RMB7,292 was recognized for obsolete and damaged equipment, of which, RMB6,838 and RMB454 were included in research and development expenses and selling, general and administrative expenses, respectively. No impairment loss was recorded in the years ended December 31, 2021 and 2022.